Note 5 - Revenues (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Disaggregation of Revenue [Table Text Block]
	2020	2019
Waste management and brokerage services	$38,049	$46,041
Captive landfill management operations	2,322	2,690
Total waste management services revenues	40,371	48,731
Food, beverage and merchandise sales	6,416	7,893
Membership dues revenue	6,068	5,710
Room rental revenue	2,223	2,340
Greens fees and cart rental revenue	2,270	1,917
Other revenue	1,372	1,766
Total golf and related operations revenue	18,349	19,626
Total net operating revenues	$58,720	$68,357

Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
		Provision	Write-offs
	Balance at	for Credit	less	Balance at
	Beginning of Period	Losses	Recoveries	End of Period
Allowance for credit losses
Year ended December 31, 2020	$275	$40	$(50)	$265
Year ended December 31, 2019	$255	$33	$(13)	$275

Contract with Customer, Contract Asset, Contract Liability, and Receivable [Table Text Block]
		Unbilled
	Balance at	Membership		Balance at
	Beginning of Period	Dues	Billings	End of Period
Contract Assets:
Unbilled membership dues receivable
Year ended December 31, 2020	$602	$2,143	$(2,160)	$585
Year ended December 31, 2019	$554	$2,029	$(1,981)	$602
	Balance at		Revenue	Balance at
	Beginning of Period	Billings	Recognized	End of Period
Contract Liabilities:
Deferred membership dues revenue
Year ended December 31, 2020	$3,153	$6,111	$(6,068)	$3,196
Year ended December 31, 2019	$2,899	$5,964	$(5,710)	$3,153
Customer advance deposits
Year ended December 31, 2020	$553	$917	$(796)	$674
Year ended December 31, 2019	$453	$1,540	$(1,440)	$553